Annual Operating Expenses - FidelityUSLowVolatilityEquityFund-PRO - FidelityUSLowVolatilityEquityFund-PRO - Fidelity U.S. Low Volatility Equity Fund - Fidelity U.S. Low Volatility Equity Fund	Jun. 29, 2023
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.66%